Basis of Presentation (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2024
Basis of Presentation
Distribution to former parent		$ 150	$ 65
GCI Business
Basis of Presentation
Percentage of interest	100.00%	100.00%
Separation of GCI Liberty from Liberty Broadband
Basis of Presentation
Number of shares issued		10,000
Fee payable		$ 5
Master Revolving Subordinated Promissory Note | Grizzly Merger Sub 1, LLC
Basis of Presentation
Maximum borrowing capacity				$ 500
Interest rate (as percent)			4.00%
Adjusted interest rate			5.16%
Loan outstanding balance			$ 0